Note 17 - Comparative Figures	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
17.	Comparative figures:

Certain comparative figures in the years ended
December 31, 2016
and
December
31,
2015
have been reclassified in order to conform to the presentation in the current year. Account payables and accrued liabilities in the year ended
December
31,
2015
were presented separately on the statements of financial position.